Total
BNY Mellon Tax Managed Growth Fund
Fund Summary
Fund Summary
Investment Objective
The fund seeks long-term capital appreciation consistent with minimizing realized capital gains.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 9 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon Tax Managed Growth Fund	Class A		Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Tax Managed Growth Fund		Class A	Class C	Class I
Management fees		0.95%	0.95%	0.95%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.01%	0.01%	0.01%
Total annual fund operating expenses		1.21%	1.96%	0.96%
Fee waiver	[1]	(0.11%)	(0.11%)	(0.11%)
Total annual fund operating expenses (after fee waiver)		1.10%	1.85%	0.85%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its investment management agreement with the fund to: (1) pay all of the fund's direct expenses, except management fees, Rule 12b-1 fees and certain other expenses, including the fees and expenses of the non-interested board members and their counsel, and (2) reduce its fees pursuant to the investment management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of .01% for the past fiscal year). These provisions in the investment management agreement may not be amended without the approval of the fund's shareholders. In addition, BNY Mellon Investment Adviser, Inc. has contractually agreed to waive a portion of the fund's management fee in the amount of .10% of the fund's average daily net assets until March 1, 2025. On or after March 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example is based on net operating expenses, which reflects the contractual undertaking by BNY Mellon Investment Adviser, Inc. and, for the one-year example and the first year of the three-, five- and ten-years examples, reflects the management fee waiver agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Tax Managed Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	681	925	1,188	1,938
Class C	288	603	1,043	2,267
Class I	87	293	516	1,157

Expense Example No Redemption - BNY Mellon Tax Managed Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	681	925	1,188	1,938
Class C	188	603	1,043	2,267
Class I	87	293	516	1,157

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 1.73% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and employs a tax-managed strategy, which is an approach to managing a fund that seeks to minimize capital gains tax liabilities. For example, when selling securities, the fund generally will select those shares bought at the highest price to minimize capital gains. When this would produce short-term capital gains, however, the fund may sell those highest-cost shares with a long-term holding period.

The fund focuses on "blue chip" companies with market capitalizations exceeding $5 billion at the time of purchase, including multinational companies. Blue chip, multinational companies are large, established, globally managed companies that may be subject to certain of the risks involved in investing in foreign securities. In choosing stocks, the fund's sub-adviser, Fayez Sarofim & Co., LLC, first identifies economic sectors that it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund's sub-adviser then seeks companies within these sectors that have dominant positions in their industries and that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. The fund's sub-adviser also is alert to companies which it considers undervalued in terms of current earnings, assets or growth prospects. As a supplement to its primarily qualitative approach to risk, the fund's sub-adviser utilizes attribution software and equity risk factor models to conduct scenario analysis to enhance its understanding and management of the risk profile of the fund's portfolio.

The fund also may invest in U.S. dollar-denominated American Depositary Receipts (ADRs).

The fund's sub-adviser attempts to enhance the fund's after-tax returns by minimizing its annual taxable distributions to shareholders. To do so, the sub-adviser employs a "buy-and hold" investment strategy for the fund, which generally has resulted in an annual portfolio turnover rate of below 15%.

The fund typically sells a stock when the fund's sub-adviser believes there is a significant adverse change in the company's business fundamentals that may lead to a sustained impairment in earnings power.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

During the periods shown in the chart: Best Quarter Q2, 2020: 20.81% Worst Quarter Q1, 2020: -16.15%
Average Annual Total Returns (as of 12/31/23)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns - BNY Mellon Tax Managed Growth Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	13.23%	14.38%	9.68%
Class C	18.26%	14.88%	9.50%
Class I	20.46%	16.03%	10.61%
After Taxes on Distributions | Class A	11.36%	12.76%	8.20%
After Taxes on Distributions and Sale of Fund Shares | Class A	9.08%	11.36%	7.56%
S&P 500® Index reflects no deductions for fees, expenses or taxes	26.27%	15.68%	12.02%